Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Held-to-maturity, fair value | $	$ 2,036,214	$ 1,377,354
Common shares, issued (in shares)	55,359,218	54,692,630
Common shares, outstanding (in shares)	55,359,218	54,692,630
Treasury common shares, at cost (in shares)	1,254,212	0
Voting Common Stock
Common shares, authorized (in shares)	2,000,000,000	2,000,000,000
Non-voting Common Stock
Common shares, authorized (in shares)	6,000,000,000	6,000,000,000